Fees Summary	Dec. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,635,000
Previously Paid Amount	0.00
Total Fee Amount	250.32
Total Offset Amount	0.00
Net Fee	250.32
Narrative - Max Aggregate Offering Price	$ 1,635,000
Final Prospectus	true